Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities and marketable equity securities		¥ 189,782
Gross realized losses on sales of Available-for-sale debt securities and marketable equity securities		14,041
Gross realized gains on sales of Available-for-sale debt securities	¥ 23,746
Gross realized losses on sales of Available-for-sale debt securities	9,495
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net		6,428
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains-net	85
Other-than-temporary impairment ("OTTI") losses of investment securities	81	95
Equity securities			¥ 2,789,392
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net		6,036
Length of time the fair value of the investment has been below cost	6 months
Threshold percentage of decline in fair value below cost as an indicator of other-than-temporary impairment ("OTTI")	20.00%
Equity securities			2,789,392
Corporate Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net		108
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains-net	¥ 85
Cumulative declines in fair value of the credit impaired debt securities	1,826	3,200
Credit loss components of impairment losses recognized in earnings	3,350	3,830	3,498	¥ 4,125
Other factors of impairment losses recognized in Accumulated OCI before taxes	¥ 1,524	630
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Aggregate costs of cost-method investments, not estimated at the fair value			437,486
Other-than-temporary impairment ("OTTI") losses recognized on cost-method investments		¥ 284
Nonmarketable Equity Securities [Member] | Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments			97,586
Nonmarketable Equity Securities [Member] | Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments			440,665
Nonmarketable Equity Securities [Member] | Carried at Cost [Member]
Investment Securities [Line Items]
Equity securities			538,251
Nonmarketable Equity Securities [Member] | Estimated Fair Value [Member]
Investment Securities [Line Items]
Equity securities			¥ 28,359